Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Summary of Lease Liabilities

	As at	As at
	December 31, 2021	December 31, 2020
Current portion of lease liabilities	115,344	88,522
Long-term portion of lease liabilities	313,862	267,464
	429,206	355,986

Summary of Changes to Lease Liabilities
The table below summarizes changes to the lease liabilities:

	Note	2021	2020
Balance at beginning of year		355,986	355,591
Business combinations	5	111,590	40,477
Additions		90,346	50,225
Derecognition*		(15,030)	(12,011)
Repayment		(115,336)	(82,587)
Effect of movements in exchange rates		1,650	4,291
Balance at end of year		429,206	355,986
* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

Summary of Contractual Cash Flow Maturities of Lease Liabilities
The total contractual cash flow maturities of the Group’s lease liabilities are as follows:

As at
December 31, 2021
Less than 1 year	126,172
Between 1 and 5 years	262,899
More than 5 years	79,323
468,394